Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 907,000
Previously Paid Amount	0.00
Total Fee Amount	125.26
Total Offset Amount	0.00
Net Fee	125.26
Narrative - Max Aggregate Offering Price	$ 907,000
Final Prospectus	true